Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three months ended March 31, 2025 and 2024 is as follows:

	Three months ended March 31,
	2025	2024
	$	$
Salaries and benefits	1,208	790
Share-based compensation	62	1,043
	1,270	1,833